Summary of RSU and PSU Activity (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period	353,244
Granted	346,108
Shares vested	0	0
Forfeited	(17,877)
Outstanding at ending of period	681,475	353,244
Weighted Average Fair Value
Outstanding at beginning of period	$ 33.04
Granted	$ 46.34
Forfeited	$ 32.11
Outstanding at end of period	$ 39.76	$ 33.04
Weighted Average Remaining Contractual Life
Outstanding at end of period	2 years 11 days	2 years 4 months 6 days
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period	846,459
Granted	494,179
Shares vested	(98,726)
Forfeited	(59,752)
Outstanding at ending of period	1,182,160	846,459
Weighted Average Fair Value
Outstanding at beginning of period	$ 27.05
Granted	$ 41.23
Shares vested	$ 27.57
Forfeited	$ 31.09
Outstanding at end of period	$ 32.63	$ 27.05
Weighted Average Remaining Contractual Life
Outstanding at end of period	1 year 8 months 5 days	1 year 9 months 7 days